Property, Plant and Equipment, net	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, net

8. Property, Plant and Equipment, net

Property, plant and equipment consist of the following:

	September 30, 2013	December 31, 2012

Land	$55	$—
Building	945	—
Furniture and fixtures	869	857
Lab equipment	22,044	22,195
Leasehold improvements	5,149	4,972
Computer hardware	3,220	3,136
Construction in progress	10	14
Software	1,003	888

	33,295	32,062
Less: Accumulated depreciation and amortization	(16,275)	(13,375)

Property, plant and equipment, net	$17,020	$18,687

Depreciation expense was $1,058 and $1,308 for the three months ended September 30, 2013 and 2012, respectively, and $3,318 and $3,706 for the nine months ended September 30, 2013 and 2012, respectively.

7. Property, Plant and Equipment, net

Property, plant and equipment consist of the following:

	December 31,
	2012	2011

Furniture and fixtures	857	844
Lab equipment	22,195	18,010
Leasehold improvements	4,972	3,016
Computer hardware	3,136	2,897
Construction in progress	14	2,024
Software	888	665

	32,062	27,456
Less: Accumulated depreciation and amortization	(13,375)	(8,972)

Property, plant and equipment, net	$18,687	$18,484

Depreciation expense was $4,957 and $3,078 for the years ended December 31, 2012 and 2011, respectively.

The following table reflects the net book value of property and equipment financed through capital leases as of December 31 (Note 12):

	2012	2011

Lab equipment	$71	$71
Leasehold improvements	143	143
Computer hardware	90	90

	304	304
Less: Accumulated depreciation	(215)	(148)

	$89	$156